UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-9279
Van Kampen Equity Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)     (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 5/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Technology Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 100.1%
Aerospace & Defense 3.7%
Goodrich Corp.	2,100	$101,934
Lockheed Martin Corp.	49,600	4,148,048
Raytheon Co.	2,100	93,765

		4,343,747

Application Software 9.3%
Adobe Systems, Inc. (a)	57,100	1,609,078
Amdocs Ltd. (Guernsey) (a)	102,100	2,209,444
Autodesk, Inc. (a)	47,100	1,010,766
Citrix Systems, Inc. (a)	62,100	1,950,561
Compuware Corp. (a)	2,100	16,023
Mentor Graphics Corp. (a)	2,100	11,802
SAP AG — ADR (Germany)	2,100	91,035
Synopsys, Inc. (a)	202,100	3,936,908

		10,835,617

Biotechnology 8.8%
Amgen, Inc. (a)	42,100	2,102,474
Biogen Idec, Inc. (a)	7,400	383,246
Celgene Corp. (a)	20,000	844,800
Genzyme Corp. (a)	49,600	2,933,344
Gilead Sciences, Inc. (a)	45,000	1,939,500
Myriad Genetics, Inc. (a)	50,000	1,808,000
United Therapeutics Corp. (a)	4,100	328,615

		10,339,979

Communications Equipment 16.6%
Arris Group, Inc. (a)	2,100	25,452
Ciena Corp. (a)	2,100	23,100
Cisco Systems, Inc. (a)	237,100	4,386,350
Corning, Inc.	2,100	30,870
F5 Networks, Inc. (a)	52,100	1,654,696
Harmonic, Inc. (a)	2,100	12,138

Van Kampen Technology Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Communications Equipment (continued)
Harris Corp.	2,100	$65,268
Harris Stratex Networks, Inc., Class A (a)	521	2,485
InterDigital, Inc. (a)	2,100	53,802
Juniper Networks, Inc. (a)	142,100	3,514,133
Nokia — ADR (Finland)	2,100	32,130
Polycom, Inc. (a)	2,100	36,351
QUALCOMM, Inc.	139,700	6,089,523
Research In Motion Ltd. (Canada) (a)	45,000	3,538,800

		19,465,098

Computer Hardware 15.1%
Apple, Inc. (a)	57,100	7,754,751
Dell, Inc. (a)	2,100	24,318
Hewlett-Packard Co.	132,100	4,537,635
IBM Corp.	49,600	5,271,488
Sun Microsystems, Inc. (a)	2,100	18,900
Teradata Corp. (a)	2,100	45,360

		17,652,452

Computer Storage & Peripherals 3.1%
EMC Corp. (a)	102,100	1,199,675
Emulex Corp. (a)	2,100	23,079
NetApp, Inc. (a)	117,100	2,283,450
QLogic Corp. (a)	2,100	28,665
Seagate Technology (Cayman Islands)	2,100	18,291
Western Digital Corp. (a)	2,100	52,185

		3,605,345

Data Processing & Outsourced Services 0.2%
Automatic Data Processing, Inc.	2,100	79,821
Computer Sciences Corp. (a)	2,100	89,166
DST Systems, Inc. (a)	2,100	80,430

		249,417

Van Kampen Technology Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Electrical Components & Equipment 0.0%
SunPower Corp., Class B (a)	3	$77

Electronic Equipment Manufacturers 0.0%
Agilent Technologies, Inc. (a)	2,100	38,283

Electronic Manufacturing Services 0.0%
Jabil Circuit, Inc.	2,100	16,443

Fertilizers & Agricultural Chemicals 1.8%
Monsanto Co.	25,000	2,053,750

Health Care Equipment 0.2%
Boston Scientific Corp. (a)	2,100	19,740
CONMED Corp. (a)	2,100	33,075
Kinetic Concepts, Inc. (a)	1,700	44,081
Medtronic, Inc.	2,100	72,135
Saint Jude Medical, Inc. (a)	2,100	81,942

		250,973

Home Entertainment Software 3.4%
Activision Blizzard, Inc. (a)	330,000	3,986,400

Internet Retail 2.3%
Amazon.com, Inc. (a)	35,000	2,729,650

Internet Software & Services 9.1%
Digital River, Inc. (a)	2,100	80,073
eBay, Inc. (a)	2,100	37,002
Google, Inc., Class A (a)	10,800	4,506,084
j2 Global Communications, Inc. (a)	2,100	46,830
VeriSign, Inc. (a)	52,100	1,219,661
Websense, Inc. (a)	2,100	38,115
Yahoo!, Inc. (a)	300,600	4,761,504

		10,689,269

Van Kampen Technology Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Life Sciences Tools & Services 0.5%
Millipore Corp. (a)	7,700	$484,253
Thermo Fisher Scientific, Inc. (a)	2,100	81,711

		565,964

Office Electronics 0.0%
Xerox Corp.	2,100	14,280

Pharmaceuticals 0.1%
Biovail Corp. (Canada)	2,100	26,712
Novartis AG — ADR (Switzerland)	2,100	84,042

		110,754

Semiconductor Equipment 4.5%
Applied Materials, Inc.	77,100	868,146
ASML Holding N.V. (Netherlands)	55,000	1,138,500
KLA-Tencor Corp.	52,100	1,406,700
Lam Research Corp. (a)	67,100	1,757,349
Novellus Systems, Inc. (a)	2,100	37,653
Teradyne, Inc. (a)	2,100	15,015

		5,223,363

Semiconductors 7.6%
Altera Corp.	62,100	1,056,942
Analog Devices, Inc.	47,100	1,149,711
Broadcom Corp., Class A (a)	67,100	1,709,708
Intel Corp.	92,100	1,447,812
Linear Technology Corp.	2,100	49,161
National Semiconductor Corp.	57,100	792,548
Standard Microsystems Corp. (a)	2,100	38,724
Texas Instruments, Inc.	62,100	1,204,740
Xilinx, Inc.	67,100	1,391,654

		8,841,000

Systems Software 13.7%
BMC Software, Inc. (a)	67,100	2,288,110
CA, Inc.	2,100	36,645

Van Kampen Technology Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Systems Software (continued)
Check Point Software Technologies Ltd. (Israel) (a)	107,100	$2,500,785
McAfee, Inc. (a)	112,100	4,397,683
Microsoft Corp.	97,100	2,028,419
Oracle Corp.	167,100	3,273,489
Progress Software Corp. (a)	2,100	47,082
Sybase, Inc. (a)	2,100	68,313
Symantec Corp. (a)	87,100	1,357,889

		15,998,415

Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	2,100	63,651

Total Long-Term Investments 100.1%
(Cost $125,370,569)		117,073,927

Repurchase Agreements 0.3%
JPMorgan Chase & Co. ($373,939 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $373,944)		373,939
State Street Bank & Trust Co. ($18,061 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $18,061)		18,061

Total Repurchase Agreements 0.3%
(Cost $392,000)		392,000

Total Investments 100.4%
(Cost $125,762,569)		117,465,927

Liabilities in Excess of Other Assets (0.4%)		(436,599)

Net Assets 100.0%		$117,029,328

Percentages are calculated as a percentage of net assets.

Van Kampen Technology Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued
  (a) Non-income producing security.
  ADR — American Depositary Receipt
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
-Level 1 — quoted prices in active markets for identical investments

-Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

-Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$117,073,927
Level 2 — Other Significant Observable Inputs	392,000
Level 3 — Significant Unobservable Inputs	-0-

Total	$117,465,927

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or

Van Kampen Technology Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued
prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Options are valued at the last sale price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen International Advantage Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.6%
Australia 2.9%
Computershare Ltd.	251,746	$1,792,015

Bermuda 9.8%
Axis Capital Holdings Ltd.	72,944	1,741,903
China Yurun Food Group Ltd.	1,078,000	1,514,002
Esprit Holdings Ltd.	165,211	1,053,094
Li & Fung Ltd.	642,000	1,727,402

		6,036,401

China 2.6%
China Shenhua Energy Co., Ltd.	489,000	1,632,595

Finland 1.9%
Vacon Oyj	36,322	1,168,792

France 9.0%
Groupe DANONE	35,653	1,776,485
Ipsen SA	38,417	1,798,901
Sodexo	39,261	1,955,309

		5,530,695

Germany 11.8%
Adidas AG	24,843	909,048
Fresenius Medical Care AG & Co. KGaA	57,773	2,421,449
United Internet AG (a)	156,166	2,007,967
Wirecard AG	210,417	1,915,459

		7,253,923

Ireland 2.3%
ICON PLC — ADR (a)	79,900	1,393,456

Israel 6.4%
Strauss Group Ltd.	154,478	1,520,644
Teva Pharmaceutical Industries Ltd. — ADR	52,868	2,450,961

		3,971,605

Van Kampen International Advantage Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan 6.9%
DAITO Trust Construction Co., Ltd.	45,800	$2,078,994
EPS Co., Ltd.	326	1,262,828
Unicharm Petcare Corp.	31,100	895,898

		4,237,720

Jersey Channel Islands 2.5%
Shire PLC	111,042	1,540,752

Mexico 2.5%
Fomento Economico Mexicano SA de CV, Class B — ADR	47,150	1,541,333

Netherlands 2.8%
QIAGEN NV (a)	98,690	1,736,944

Republic of Korea (South Korea) 3.0%
NHN Corp. (a)	11,421	1,820,152

South Africa 2.5%
Aspen Pharmacare Holdings Ltd. (a)	257,267	1,552,682

Spain 7.0%
Banco Santander SA	186,450	2,010,185
Telefonica SA	105,977	2,289,266

		4,299,451

Switzerland 3.1%
Lonza Group AG	18,621	1,925,317

United Kingdom 16.2%
Intertek Group PLC	156,439	2,659,896
Man Group PLC	323,862	1,282,745
SABMiller PLC	121,176	2,486,891
Standard Chartered PLC	119,115	2,432,788
Telecity Group PLC (a)	228,700	1,141,671

		10,003,991

Van Kampen International Advantage Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

United States 2.4%
NII Holdings, Inc., Class B (a)	73,688	$1,507,656

Total Long-Term Investments 95.6%
(Cost $64,419,188)		58,945,480

Repurchase Agreements 3.4%
JPMorgan Chase & Co. ($1,976,533 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $1,976,563)		1,976,533
State Street Bank & Trust Co. ($95,467 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $95,467)		95,467

Total Repurchase Agreements 3.4%
(Cost $2,072,000)		2,072,000

Total Investments 99.0%
(Cost $66,491,188)		61,017,480

Foreign Currency 0.5%
(Cost $303,106)		310,944

Other Assets in Excess of Liabilities 0.5%		334,989

Net Assets 100.0%		$61,663,413

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $48,573,227.

(a)		Non-income producing security.

ADR	—	American Depositary Receipt

Van Kampen International Advantage Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued
Summary of Long-Term Investments by Industry Classification (Unaudited)

		Percent of
Industry	Value	Net Assets
Pharmaceuticals	$7,343,296	11.9%
Life Sciences Tools & Services	6,318,545	10.2
Packaged Foods & Meats	5,707,029	9.3
Internet Software & Services	4,969,789	8.1
Diversified Commercial & Professional Services	4,575,356	7.4
Diversified Banks	4,442,973	7.2
Brewers	2,486,891	4.0
Health Care Services	2,421,448	3.9
Integrated Telecommunication Services	2,289,266	3.7
Homebuilding	2,078,994	3.4
Restaurants	1,955,309	3.2
Data Processing & Outsourced Services	1,792,015	2.9
Property & Casualty Insurance	1,741,903	2.8
Distributors	1,727,403	2.8
Coal & Consumable Fuels	1,632,595	2.7

Van Kampen International Advantage Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets
Soft Drinks	$1,541,333	2.5%
Wireless Telecommunication Services	1,507,656	2.4
Asset Management & Custody Banks	1,282,745	2.1
Electrical Components & Equipment	1,168,792	1.9
Apparel Retail	1,053,094	1.7
Apparel, Accessories & Luxury Goods	909,048	1.5

	$58,945,480	95.6%

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Van Kampen International Advantage Fund
Portfolio of Investments ■ May 31, 2009 (Unaudited) continued

Investments
in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$10,372,253
Level 2 — Other Significant Observable Inputs	50,645,227
Level 3 — Significant Unobservable Inputs	-0-

Total	$61,017,480

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sales price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is close of the foreign market on which the securities trade) and the close of business on the NYSE. If there developments are expected to materially affect the value of the securities, the valuation may be adjusted to reflect the estimated fair value as of close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen American Franchise Fund
Portfolio of Investments • May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 92.7%
Distillers & Vintners 2.1%
Brown-Forman Corp., Class B	109,750	$4,812,538

Education Services 1.9%
Career Education Corp. (a)	221,792	4,453,583

Fertilizers & Agricultural Chemicals 2.1%
Scotts Miracle-Gro Co., Class A	139,447	4,783,032

Health Care Supplies 2.1%
DENTSPLY International, Inc.	169,167	4,949,826

Household Products 11.8%
Kimberly-Clark Corp.	222,469	11,543,917
Procter & Gamble Co.	306,113	15,899,509

		27,443,426

Housewares & Specialties 3.0%
Fortune Brands, Inc.	198,382	6,945,354

Internet Software & Services 3.4%
eBay, Inc. (a)	449,320	7,917,018

IT Consulting & Other Services 4.7%
Accenture Ltd., Class A (Bermuda)	339,160	10,151,059
Gartner, Inc. (a)	48,300	741,405

		10,892,464

Motorcycle Manufacturers 2.5%
Harley-Davidson, Inc.	335,816	5,698,798

Packaged Foods & Meats 14.1%
Cadbury PLC (United Kingdom)	1,275,163	11,145,721
Kellogg Co.	216,484	9,362,933
Nestle SA (Switzerland)	336,427	12,225,251

		32,733,905

Van Kampen American Franchise Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Personal Products 3.1%
Estee Lauder Cos., Inc., Class A	220,506	$7,294,338

Pharmaceuticals 8.2%
Johnson & Johnson	199,230	10,989,527
Mead Johnson Nutrition Co., Class A (a)	258,000	8,039,280

		19,028,807

Publishing 4.0%
McGraw-Hill Cos., Inc.	309,378	9,309,184

Restaurants 2.8%
Starbucks Corp. (a)	458,769	6,601,686

Soft Drinks 3.0%
PepsiCo, Inc.	135,402	7,047,674

Specialized Consumer Services 3.0%
Weight Watchers International, Inc.	301,905	7,073,634

Specialized Finance 4.0%
Moody’s Corp.	338,919	9,282,991

Tobacco 16.9%
Philip Morris International, Inc.	515,841	21,995,460
Reynolds American, Inc.	434,560	17,369,363

		39,364,823

Total Long-Term Investments 92.7% (Cost $251,633,053)		215,633,081

Repurchase Agreements 7.2%
JPMorgan Chase & Co. ($16,038,348 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $16,038,588)		16,038,348

Van Kampen American Franchise Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($774,652 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $774,653)	$774,652

Total Repurchase Agreements 7.2% (Cost $16,813,000)	16,813,000

Total Investments 99.9% (Cost $268,446,053)	232,446,081

Foreign Currency 0.1% (Cost $212,163)	216,003

Other Assets in Excess of Liabilities 0.0%	114,689

Net Assets 100.0%	$232,776,773

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.  The total market value of these securities is $23,370,971.
(a) Non-income producing security.
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Van Kampen American Franchise Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued
• Level 1	—	quoted prices in active markets for identical investments

• Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$192,262,110
Level 2 — Other Significant Observable Inputs	40,183,971
Level 3 — Significant Unobservable Inputs	-0-

Total	$232,446,081

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 98.3%
Australia 2.7%
BHP Billiton Ltd.	404,004	$11,350,158
CSL Ltd.	405,620	9,498,495

		20,848,653

Austria 1.4%
Vienna Insurance Group	267,130	11,369,849

Belgium 1.1%
Groupe Bruxelles Lambert SA	111,161	9,001,460

Bermuda 1.1%
Esprit Holdings Ltd.	1,331,494	8,487,261

Canada 3.0%
Cameco Corp.	482,166	13,253,768
EnCana Corp.	181,934	9,998,663

		23,252,431

Cayman Islands 2.7%
Parkson Retail Group Ltd.	6,568,000	10,382,596
Tencent Holdings Ltd.	976,200	10,934,438

		21,317,034

China 3.1%
China Resources Power Holdings Co., Ltd.	5,098,000	10,953,467
CNOOC Ltd.	10,221,000	13,512,115

		24,465,582

Denmark 1.3%
Vestas Wind Systems A/S (a)	141,244	10,335,722

Egypt 0.8%
Orascom Construction Industries — GDR	192,204	6,318,497

Finland 3.6%
Fortum Oyj	638,146	15,678,634
Kone Oyj, Class B	425,382	12,921,478

		28,600,112

Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

France 6.6%
AXA SA	542,021	$10,150,073
BNP Paribas SA	224,690	15,621,249
LVMH Moet Hennessy Louis Vuitton SA	118,108	9,819,020
Total SA	278,463	16,118,413

		51,708,755

Germany 7.0%
Bayer AG	152,946	8,708,997
Deutsche Bank AG	200,845	13,511,942
Linde AG	156,327	13,058,874
Muenchener Rueckversicherungs-Gesellschaft AG	58,693	8,235,160
SAP AG	269,477	11,601,083

		55,116,056

Greece 3.2%
Coca-Cola Hellenic Bottling Co., SA	495,909	10,216,598
National Bank of Greece SA (a)	530,914	14,694,227

		24,910,825

India 2.7%
Bharti Airtel Ltd. (a)	574,385	10,021,307
Reliance Industries, Ltd.	235,894	11,386,371

		21,407,678

Ireland 1.1%
Ryanair Holdings PLC — ADR (a)	307,868	8,965,116

Israel 1.8%
Teva Pharmaceutical Industries Ltd. — ADR	301,847	13,993,627

Italy 1.2%
ENI SpA	388,764	9,411,098

Japan 15.3%
Benesse Corp.	226,400	9,517,174
FamilyMart Co., Ltd.	283,500	8,345,247
Fast Retailing Co., Ltd.	103,100	12,249,269
Honda Motor Co., Ltd.	311,600	9,045,170
Jupiter Telecommunications Co., Ltd.	12,473	9,205,226
Komatsu Ltd.	615,900	8,996,037
Nippon Electric Glass Co., Ltd.	1,265,000	12,291,515

Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Japan (continued)
Rakuten, Inc.	17,170	$9,442,505
Shin-Etsu Chemical Co., Ltd.	242,400	12,718,312
Shionogi & Co., Ltd.	483,000	9,541,596
Sony Financial Holdings, Inc.	2,877	8,408,241
Stanley Electric Co., Ltd.	682,500	10,985,529

		120,745,821

Luxembourg 2.9%
ArcelorMittal	405,523	13,512,106
Millicom International Cellular SA	157,953	9,587,747

		23,099,853

Mexico 1.3%
America Movil SAB de CV — ADR	268,027	10,273,475

Netherlands 1.2%
Reed Elsevier NV	784,706	9,471,945

Norway 0.9%
Storebrand ASA (a)	1,847,337	6,796,899

Portugal 2.6%
Banco Espirito Santo SA	1,766,072	10,041,526
Jeronimo Martins, SGPS SA	1,575,928	10,604,223

		20,645,749

Singapore 3.1%
DBS Group Holdings Ltd.	1,861,382	15,243,139
Keppel Corp., Ltd.	1,872,800	9,355,562

		24,598,701

Spain 2.6%
Banco Santander SA	962,478	10,376,823
Red Electrica Corp. SA	213,924	10,001,272

		20,378,095

Sweden 2.5%
Investor AB, Class B	648,646	10,182,838
Tele2 AB, Class B	902,771	9,164,515

		19,347,353

Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Switzerland 7.4%
Nestle SA	421,196	$15,305,629
Roche Holding AG	103,704	14,151,601
SGS SA	13,934	17,441,114
Syngenta AG	44,850	10,918,506

		57,816,850

United Kingdom 14.1%
Aggreko PLC	875,580	8,341,445
Autonomy Corp. PLC (a)	468,000	11,724,625
G4S PLC	3,280,618	11,234,938
Prudential PLC	1,392,777	9,720,550
Reckitt Benckiser PLC	355,031	15,400,985
SABMiller PLC	479,810	9,847,125
Smith & Nephew PLC	1,298,265	9,468,767
Standard Chartered PLC	670,450	13,693,176
Tesco PLC	2,214,326	13,120,369
Vodafone Group PLC	4,337,950	8,163,568

		110,715,548

Total Long-Term Investments 98.3%
(Cost $865,481,347)		773,400,045

Repurchase Agreements 1.1%
JPMorgan Chase & Co. ($8,553,849 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $8,553,977)		8,553,849
State Street Bank & Trust Co. ($413,151 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $413,151)		413,151

Total Repurchase Agreements 1.1%
(Cost $8,967,000)		8,967,000

Total Investments 99.4%
(Cost $874,448,347)		782,367,045

Foreign Currency 0.3%
(Cost $1,852,007)		1,855,412

Other Assets in Excess of Liabilities 0.3%		2,585,306

Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

Description	Value

Net Assets 100.0%	$786,807,763

Percentages are calculated as a percentage of net assets.
Securities with total market value equal to $707,327,649 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)      Non-income producing security.
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
Summary of Long-Term Investments by Industry Classification

		Percent of
Industry	Value	Net Assets
Diversified Banks	$79,670,140	10.1%
Wireless Telecommunication Services	38,046,097	4.8
Pharmaceuticals	37,686,824	4.8
Diversified Commercial & Professional Services	37,017,497	4.7
Food Retail	32,069,839	4.1
Electric Utilities	25,679,906	3.3
Integrated Oil & Gas	25,529,511	3.2
Life & Health Insurance	24,925,691	3.2
Oil & Gas Exploration & Production	23,510,778	3.0
Application Software	23,325,708	3.0
Multi-Line Insurance	21,519,922	2.7
Apparel Retail	20,736,530	2.6
Multi-Sector Holdings	19,184,298	2.4
Integrated Telecommunication Services	18,369,741	2.3
Household Products	15,400,985	2.0
Packaged Foods & Meats	15,305,629	1.9
Steel	13,512,106	1.7
Diversified Capital Markets	13,511,942	1.7
Coal & Consumable Fuels	13,253,768	1.7
Industrial Gases	13,058,874	1.7
Industrial Machinery	12,921,478	1.6

Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued

		Percent of
Industry	Value	Net Assets
Specialty Chemicals	$12,718,312	1.6%
Electronic Equipment Manufacturers	12,291,515	1.6
Oil & Gas Refining & Marketing	11,386,371	1.5
Diversified Metals & Mining	11,350,158	1.4
Auto Parts & Equipment	10,985,529	1.4
Independent Power Producers & Energy Traders	10,953,467	1.4
Internet Software & Services	10,934,438	1.4
Fertilizers & Agricultural Chemicals	10,918,507	1.4
Department Stores	10,382,596	1.3
Heavy Electrical Equipment	10,335,722	1.3
Soft Drinks	10,216,598	1.3
Brewers	9,847,125	1.3
Apparel, Accessories & Luxury Goods	9,819,020	1.3
Education Services	9,517,174	1.2
Biotechnology	9,498,495	1.2
Publishing	9,471,944	1.2
Health Care Equipment	9,468,767	1.2
Internet Retail	9,442,505	1.2
Industrial Conglomerates	9,355,562	1.2
Automobile Manufacturers	9,045,169	1.2
Construction & Farm Machinery & Heavy Trucks	8,996,037	1.1
Airlines	8,965,116	1.1
Diversified Chemicals	8,708,997	1.1
Reinsurance	8,235,160	1.1
Construction & Engineering	6,318,497	0.8

	$773,400,045	98.3%

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish

Van Kampen International Growth Fund
Portfolio of Investments • May 31, 2009 (Unaudited) continued
between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1	— quoted prices in active markets for identical investments

Level 2	— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets
Investments
in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$72,390,894
Level 2 — Other Significant Observable Inputs	709,976,151
Level 3 — Significant Unobservable Inputs	-0-

Total	$782,367,045

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Forward foreign currency contracts are valued using quoted foreign exchange rates.

Van Kampen Equity Premium Income Fund
Portfolio of Investments • May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 102.3%
Aerospace & Defense 4.5%
BE Aerospace, Inc. (a)	31,459	$468,110
Boeing Co.	28,752	1,289,527
General Dynamics Corp.	23,608	1,343,295
Honeywell International, Inc.	42,479	1,408,604
L-3 Communications Holdings, Inc.	14,449	1,062,146
Lockheed Martin Corp.	16,752	1,400,970
Northrop Grumman Corp.	16,406	781,254
Precision Castparts Corp.	11,274	930,894
Raytheon Co.	6,036	269,507

		8,954,307

Agricultural Products 0.4%
Archer-Daniels-Midland Co.	29,739	818,417

Air Freight & Logistics 0.0%
UTI Worldwide, Inc. (British Virgin Islands) (a)	170	2,229

Airlines 0.1%
AMR Corp. (a)	26,955	119,950
Continental Airlines, Inc., Class B (a)	3,032	28,258
US Airways Group, Inc. (a)	20,742	53,514

		201,722

Aluminum 0.1%
Alcoa, Inc.	25,589	235,931

Apparel, Accessories & Luxury Goods 0.9%
Jones Apparel Group, Inc.	19,599	178,351
Liz Claiborne, Inc.	15,004	67,518
Polo Ralph Lauren Corp., Class A	14,073	757,409
VF Corp.	14,874	845,140

		1,848,418

Apparel Retail 0.2%
Chico’s FAS, Inc. (a)	440	4,294

	Number of
Description	Shares	Value

Apparel Retail (continued)
Coldwater Creek, Inc. (a)	47,890	$181,982
Guess?, Inc.	8,063	208,187
Urban Outfitters, Inc. (a)	226	4,615

		399,078

Application Software 0.8%
Adobe Systems, Inc. (a)	11,894	335,173
Autodesk, Inc. (a)	44,679	958,811
Salesforce.com, Inc. (a)	9,445	358,438

		1,652,422

Asset Management & Custody Banks 1.7%
Bank of New York Mellon Corp.	35,810	994,802
Northern Trust Corp.	7,136	411,390
State Street Corp.	14,475	672,364
T. Rowe Price Group, Inc.	29,655	1,203,103

		3,281,659

Auto Parts & Equipment 0.1%
Autoliv, Inc.	9,967	276,883

Biotechnology 1.4%
Amgen, Inc. (a)	22,579	1,127,595
Celgene Corp. (a)	4,400	185,856
Genzyme Corp. (a)	7,100	419,894
Gilead Sciences, Inc. (a)	25,903	1,116,420

		2,849,765

Brewers 0.2%
Molson Coors Brewing Co., Class B	10,505	462,115

Broadcasting & Cable TV 0.6%
Comcast Corp., Class A	93,114	1,282,180

Broadcasting — Diversified 0.0%
Time Warner Cable, Inc.	2,488	76,605

	Number of
Description	Shares	Value

Casinos & Gaming 0.2%
Las Vegas Sands Corp. (a)	2,944	$29,175
Penn National Gaming, Inc. (a)	7,122	235,524
Wynn Resorts Ltd. (a)	2,748	101,841

		366,540

Commodity Chemicals 0.0%
Tronox, Inc., Class B (a)	1,011	111

Communications Equipment 3.3%
Ciena Corp. (a)	33,903	372,933
Cisco Systems, Inc. (a)	185,942	3,439,927
Corning, Inc.	16,786	246,754
Motorola, Inc.	222,251	1,346,841
QUALCOMM, Inc.	24,599	1,072,271

		6,478,726

Computer & Electronics Retail 0.4%
GameStop Corp., Class A (a)	33,856	844,707

Computer Hardware 7.7%
Apple, Inc. (a)	27,032	3,671,216
Dell, Inc. (a)	62,651	725,498
Hewlett-Packard Co.	117,225	4,026,679
IBM Corp.	63,945	6,796,075

		15,219,468

Computer Storage & Peripherals 0.1%
EMC Corp. (a)	774	9,094
NetApp, Inc. (a)	12,756	248,742

		257,836

Construction & Engineering 0.2%
Jacobs Engineering Group, Inc. (a)	9,726	417,245

Construction & Farm Machinery & Heavy Trucks 2.2%
AGCO Corp. (a)	25,771	743,751
Deere & Co.	56,953	2,475,747

	Number of
Description	Shares	Value

Construction & Farm Machinery & Heavy Trucks (continued)
Joy Global, Inc.	32,622	$1,124,480
Manitowoc Co., Inc.	6,703	43,704

		4,387,682

Consumer Electronics 0.0%
Garmin Ltd. (Cayman Islands)	3,205	66,920

Consumer Finance 0.6%
American Express Co.	43,561	1,082,491
First Marblehead Corp. (a)	28,522	50,199

		1,132,690

Data Processing & Outsourced Services 0.0%
Automatic Data Processing, Inc.	67	2,547

Department Stores 1.2%
J.C. Penney Co., Inc.	49,212	1,283,941
Macy’s, Inc.	80,710	942,693
Nordstrom, Inc.	8,728	171,854

		2,398,488

Diversified Banks 0.8%
U.S. Bancorp	62,044	1,191,245
Wells Fargo & Co.	15,535	396,142

		1,587,387

Diversified Chemicals 0.9%
Eastman Chemical Co.	8,908	369,147
FMC Corp.	26,745	1,453,591

		1,822,738

Diversified Metals & Mining 1.5%
Freeport-McMoRan Copper & Gold, Inc.	15,889	864,838
Rio Tinto PLC — ADR (United Kingdom)	4,204	762,774
Southern Copper Corp.	69,200	1,448,356

		3,075,968

	Number of
Description	Shares	Value

Drug Retail 1.0%
CVS Caremark Corp.	39,714	$1,183,477
Walgreen Co.	27,612	822,562

		2,006,039

Electric Utilities 2.1%
Edison International	12,202	356,786
Entergy Corp.	6,047	451,227
Exelon Corp.	34,583	1,660,330
FPL Group, Inc.	12,194	689,327
PPL Corp.	10,846	352,170
Southern Co.	24,014	682,238

		4,192,078

Electrical Components & Equipment 0.3%
General Cable Corp. (a)	13,262	507,139
SunPower Corp., Class A (a)	2,418	70,460

		577,599

Electronic Equipment Manufacturers 0.1%
Amphenol Corp., Class A	402	13,423
Mettler-Toledo International, Inc. (a)	3,699	263,332

		276,755

Fertilizers & Agricultural Chemicals 0.8%
Monsanto Co.	20,260	1,664,359

Food Retail 1.6%
Safeway, Inc.	32,949	667,547
SUPERVALU, Inc.	149,346	2,479,144
Whole Foods Market, Inc.	1,257	23,719

		3,170,410

Footwear 0.5%
Crocs, Inc. (a)	7,665	22,305
NIKE, Inc., Class B	18,490	1,054,855

		1,077,160

	Number of
Description	Shares	Value

Gas Utilities 0.8%
Energen Corp.	19,310	$718,718
Questar Corp.	27,777	941,363

		1,660,081

Health Care Distributors 0.4%
McKesson Corp.	17,400	716,010

Health Care Equipment 1.3%
Covidien Ltd. (Ireland)	300	10,716
Hologic, Inc. (a)	57,812	732,478
Medtronic, Inc.	20,100	690,435
Stryker Corp.	30,072	1,155,968

		2,589,597

Health Care Services 1.7%
DaVita, Inc. (a)	21,015	947,986
Express Scripts, Inc. (a)	33,459	2,143,049
Medco Health Solutions, Inc. (a)	857	39,328
Quest Diagnostics, Inc.	3,218	168,044

		3,298,407

Health Care Supplies 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (Rights, expiring 12/31/10) (a)	30,815	9,245
Inverness Medical Innovations, Inc. (a)	633	20,591

		29,836

Home Entertainment Software 0.1%
Electronic Arts, Inc. (a)	5,419	124,583

Home Furnishings 0.4%
Tempur-Pedic International, Inc.	81,256	896,254

Hotels, Resorts & Cruise Lines 0.4%
Wyndham Worldwide Corp.	66,885	788,574

	Number of
Description	Shares	Value

Household Appliances 0.2%
Whirlpool Corp.	10,662	$449,297

Household Products 1.5%
Clorox Co.	275	14,421
Energizer Holdings, Inc. (a)	12,685	662,918
Kimberly-Clark Corp.	43,907	2,278,334

		2,955,673

Human Resource & Employment Services 0.3%
Manpower, Inc.	14,382	611,379
Monster Worldwide, Inc. (a)	6,432	75,126

		686,505

Hypermarkets & Super Centers 1.7%
Costco Wholesale Corp.	21,400	1,038,328
Wal-Mart Stores, Inc.	47,900	2,382,546

		3,420,874

Independent Power Producers & Energy Traders 0.4%
AES Corp. (a)	79,340	792,607

Industrial Conglomerates 1.1%
General Electric Co.	158,581	2,137,672

Industrial Machinery 0.5%
Parker Hannifin Corp.	24,586	1,039,004

Industrial REIT’s 0.1%
ProLogis	18,941	160,809

Insurance Brokers 0.7%
Aon Corp.	18,407	662,652
Marsh & McLennan Cos., Inc.	34,900	660,308

		1,322,960

Integrated Oil & Gas 8.8%
Chevron Corp.	45,854	3,057,086
ConocoPhillips	94,477	4,330,826

	Number of
Description	Shares	Value

Integrated Oil & Gas (continued)
Exxon Mobil Corp. (b)	116,339	$8,068,110
Hess Corp.	16,180	1,077,426
Marathon Oil Corp.	20,018	638,174
Occidental Petroleum Corp.	5,022	337,026

		17,508,648

Integrated Telecommunication Services 3.5%
AT&T, Inc.	204,187	5,061,796
Verizon Communications, Inc.	64,289	1,881,096

		6,942,892

Internet Retail 0.5%
Expedia, Inc. (a)	52,952	916,599
NutriSystem, Inc.	121	1,658

		918,257

Internet Software & Services 1.2%
Akamai Technologies, Inc. (a)	8,933	198,848
eBay, Inc. (a)	23,706	417,700
Google, Inc., Class A (a)	3,551	1,481,584
WebMD Health Corp., Class A (a)	8,001	217,307

		2,315,439

Investment Banking & Brokerage 0.6%
Charles Schwab Corp.	24,791	436,322
E*TRADE Financial Corp. (a)	143,149	206,134
Goldman Sachs Group, Inc.	3,307	478,093

		1,120,549

IT Consulting & Other Services 0.1%
Cognizant Technology Solutions Corp., Class A (a)	4,652	117,184

Life & Health Insurance 1.9%
Aflac, Inc.	39,433	1,399,872
MetLife, Inc.	56,104	1,767,276
Principal Financial Group, Inc.	9,553	212,077

	Number of
Description	Shares	Value

Life & Health Insurance (continued)
Prudential Financial, Inc.	9,439	$376,710

		3,755,935

Life Sciences Tools & Services 2.2%
Life Technologies Corp. (a)	50,444	1,956,218
Thermo Fisher Scientific, Inc. (a)	59,916	2,331,332

		4,287,550

Managed Health Care 1.3%
Aetna, Inc.	16,502	441,924
CIGNA Corp.	4,975	110,296
Health Net, Inc. (a)	13,925	208,596
Humana, Inc. (a)	27,280	854,682
WellPoint, Inc. (a)	19,881	925,858

		2,541,356

Movies & Entertainment 0.7%
News Corp., Class A	27,851	272,383
Time Warner, Inc.	9,915	232,209
Walt Disney Co.	37,989	920,094

		1,424,686

Multi-Line Insurance 1.0%
American Financial Group, Inc.	12,000	257,040
American International Group, Inc.	32,069	54,197
Hartford Financial Services Group, Inc.	28,012	401,692
Loews Corp.	47,805	1,293,125

		2,006,054

Oil & Gas Drilling 1.1%
Nabors Industries Ltd. (Bermuda) (a)	37,497	670,446
Patterson — UTI Energy, Inc.	36,856	528,515
Pride International, Inc. (a)	107	2,592
Transocean Ltd. (Switzerland) (a)	11,389	905,198

		2,106,751

	Number of
Description	Shares	Value

Oil & Gas Equipment & Services 2.8%
Halliburton Co.	49,640	$1,138,245
Helix Energy Solutions Group, Inc. (a)	7,839	88,189
National-Oilwell Varco, Inc. (a)	38,240	1,476,829
Schlumberger Ltd. (Netherlands Antilles)	25,056	1,433,955
Superior Energy Services, Inc. (a)	58,937	1,359,087

		5,496,305

Oil & Gas Exploration & Production 0.6%
Anadarko Petroleum Corp.	23,445	1,120,202

Oil & Gas Refining & Marketing 0.9%
Frontier Oil Corp.	7,725	134,956
Valero Energy Corp.	70,620	1,579,769

		1,714,725

Oil & Gas Storage & Transportation 0.3%
Overseas Shipholding Group, Inc.	11,862	401,173
Spectra Energy Corp.	9,148	146,825

		547,998

Other Diversified Financial Services 2.4%
Bank of America Corp.	184,044	2,074,176
Citigroup, Inc.	83,485	310,564
JPMorgan Chase & Co.	64,579	2,382,965

		4,767,705

Packaged Foods & Meats 1.9%
ConAgra Foods, Inc.	4,193	77,948
Kraft Foods, Inc., Class A	116,839	3,050,666
Tyson Foods, Inc., Class A	51,485	685,780

		3,814,394

Personal Products 0.1%
Bare Escentuals, Inc. (a)	12,818	112,157

Pharmaceuticals 5.7%
Abbott Laboratories	8,700	392,022

	Number of
Description	Shares	Value

Pharmaceuticals (continued)
Bristol-Myers Squibb Co.	61,188	$1,218,865
Johnson & Johnson	40,851	2,253,341
Merck & Co., Inc.	140,362	3,871,184
Pfizer, Inc.	37,258	565,949
Schering-Plough Corp.	83,028	2,025,883
Wyeth	22,729	1,019,623

		11,346,867

Property & Casualty Insurance 1.7%
ACE Ltd. (Switzerland)	7,405	325,746
Allstate Corp.	36,118	929,316
Ambac Financial Group, Inc.	47,721	59,651
Chubb Corp.	911	36,121
CNA Financial Corp.	51,333	744,842
MBIA, Inc. (a)	15,908	102,607
Progressive Corp. (a)	25,269	407,589
Travelers Cos., Inc.	18,182	739,280

		3,345,152

Publishing 0.3%
Meredith Corp.	18,936	510,515

Railroads 1.9%
Burlington Northern Santa Fe Corp.	26,328	1,907,200
CSX Corp.	33,371	1,059,863
Union Pacific Corp.	15,742	775,609

		3,742,672

Real Estate Management & Development 0.4%
Jones Lang LaSalle, Inc.	25,494	893,565

Regional Banks 0.1%
PNC Financial Services Group, Inc.	2,735	124,579

Residential REIT’s 0.3%
Avalonbay Communities, Inc.	4,895	300,945

	Number of
Description	Shares	Value

Residential REIT’s (continued)
Equity Residential	15,600	$379,704

		680,649

Restaurants 0.6%
Burger King Holdings, Inc.	695	11,509
McDonald’s Corp.	16,506	973,689
Starbucks Corp. (a)	13,534	194,754

		1,179,952

Retail REIT’s 0.3%
Simon Property Group, Inc.	12,794	684,095

Semiconductor Equipment 0.2%
MEMC Electronic Materials, Inc. (a)	25,575	493,342

Semiconductors 2.1%
Integrated Device Technology, Inc. (a)	27,977	157,510
Intel Corp.	176,944	2,781,560
Maxim Integrated Products, Inc.	2,907	47,181
Texas Instruments, Inc.	63,657	1,234,946

		4,221,197

Soft Drinks 1.7%
Coca-Cola Enterprises, Inc.	68,809	1,146,358
Pepsi Bottling Group, Inc.	65,131	2,140,205

		3,286,563

Specialized Finance 0.1%
NASDAQ OMX Group, Inc. (a)	5,653	119,335

Specialized REIT’s 0.2%
Plum Creek Timber Co., Inc.	11,179	387,352

Specialty Stores 0.1%
Office Depot, Inc. (a)	28,194	131,384

Steel 0.5%
Allegheny Technologies, Inc.	9,237	327,082

	Number of
Description	Shares	Value

Steel (continued)
United States Steel Corp.	19,052	$649,292

		976,374

Systems Software 3.4%
Microsoft Corp.	211,629	4,420,930
Oracle Corp.	109,495	2,145,007
VMware, Inc., Class A (a)	3,512	109,012

		6,674,949

Thrifts & Mortgage Finance 0.5%
Federal Home Loan Mortgage Corp.	10,165	8,132
Federal National Mortgage Association	58,353	42,598
MGIC Investment Corp.	81,874	356,971
PMI Group, Inc.	24,277	42,242
Radian Group, Inc.	166,465	471,096
Washington Mutual, Inc.	10,496	1,049

		922,088

Tobacco 1.5%
Altria Group, Inc.	41,126	702,843
Lorillard, Inc.	125	8,541
Philip Morris International, Inc.	48,448	2,065,823
Reynolds American, Inc.	6,012	240,300

		3,017,507

Trucking 0.1%
Avis Budget Group, Inc. (a)	24,502	117,610

Wireless Telecommunication Services 0.6%
American Tower Corp., Class A (a)	13,575	432,635
Clearwire Corp., Class A (a)	101,517	451,750
NII Holdings, Inc., Class B (a)	6,821	139,558

	Number of
Description	Shares	Value

Wireless Telecommunication Services (continued)
SBA Communications Corp., Class A (a)	7,589	$194,051

		1,217,994

Total Long-Term Investments 102.3% (c)
(Cost $377,368,724)		203,126,455

Repurchase Agreements 0.3%
JPMorgan Chase & Co. ($449,299 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $449,306)		449,299
State Street Bank & Trust Co. ($21,701 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $21,701)		21,701

Total Repurchase Agreements 0.3%
(Cost $471,000)		471,000

Total Investments 102.6%
(Cost $377,839,724)		203,597,455

Other Assets in Excess of Liabilities 0.1%		222,941

Written Options (2.7%)		(5,320,000)

Net Assets 100.0%		$198,500,396

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

(b)	All or a portion of this security has been physically segregated in connection with open futures contracts.

(c)	This Fund may designate up to 100% of its common stock investments to cover outstanding call options.
ADR — American Depositary Receipt
REIT — Real Estate Investment Trust

Futures contracts outstanding as of May 31, 2009:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Short Contracts:
S&P 500 E Mini Index Futures, June 2009 (Current Notional Value of $45,905 per contract)	200	$(107,650)

Written options outstanding as of May 31, 2009:

	Exercise	Expiration	Number of
Name of Issuer	Price	Date	Contracts	Premium	Value
Call — S&P 500 Index June 2009	$895.00	06/20/09	1,000	$(2,664,994)	$(4,000,000)
Call — S&P 500 Index June 2009	920.00	06/20/09	600	(1,558,196)	(1,320,000)

			1,600	$(4,223,190)	$(5,320,000)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical investments

Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

	Assets	Liabilities
	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$203,126,455	$(5,427,650)
Level 2 — Other Significant Observable Inputs	471,000	-0-
Level 3 — Significant Unobservable Inputs	-0-	-0-

Total	$203,597,455	$(5,427,650)

*	Other financial instruments include futures contracts and written options.

Investments in securities and written options listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the last reported bid and asked price. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Purchased options are valued at the last sale price while written options that are not listed on a securities exchange are valued by independent broker quotes. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Van Kampen Core Growth Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.5%
Apparel Retail 1.1%
Abercrombie & Fitch Co., Class A	1,617	$48,688

Asset Management & Custody Banks 1.7%
Franklin Resources, Inc.	1,122	75,006

Communications Equipment 3.6%
Cisco Systems, Inc. (a)	8,559	158,341

Computer Hardware 4.0%
Apple, Inc. (a)	1,284	174,380

Construction Materials 3.1%
Cemex SAB de CV — ADR (Mexico) (a)	4,738	46,245
Martin Marietta Materials, Inc.	1,136	92,550

		138,795

Consumer Finance 4.7%
American Express Co.	5,210	129,469
Redecard SA (Brazil)	5,451	79,676

		209,145

Data Processing & Outsourced Services 4.8%
MasterCard, Inc., Class A	1,189	209,656

Distillers & Vintners 2.5%
Diageo PLC — ADR (United Kingdom)	1,982	108,138

Food Retail 2.4%
Tesco PLC (United Kingdom)	17,788	105,398

Footwear 1.8%
NIKE, Inc., Class B	1,415	80,726

Gas Utilities 1.4%
Questar Corp.	1,795	60,833

Van Kampen Core Growth Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Health Care Supplies 5.6%
Alcon, Inc. (Switzerland)	1,246	$135,191
Millipore Corp. (a)	1,745	109,743

		244,934

Home Entertainment Software 2.5%
Nintendo Co., Ltd. (Japan)	400	108,669

Household Products 2.2%
Procter & Gamble Co.	1,876	97,439

Hypermarkets & Super Centers 2.0%
Costco Wholesale Corp.	1,841	89,325

Internet Retail 3.4%
Amazon.com, Inc. (a)	1,901	148,259

Internet Software & Services 5.9%
eBay, Inc. (a)	7,739	136,361
Google, Inc., Class A (a)	291	121,414

		257,775

Life Sciences Tools & Services 2.7%
Thermo Fisher Scientific, Inc. (a)	3,013	117,236

Multi-Line Insurance 2.4%
Loews Corp.	3,996	108,092

Multi-Sector Holdings 2.5%
Leucadia National Corp. (a)	5,373	112,188

Oil & Gas Exploration & Production 3.8%
Ultra Petroleum Corp. (Canada) (a)	3,665	165,951

Other Diversified Financial Services 1.5%
BM&F BOVESPA SA (Brazil)	11,927	68,376

Van Kampen Core Growth Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited) continued

	Number of
Description	Shares	Value

Packaged Foods & Meats 2.1%
Nestle SA — ADR (Switzerland)	2,529	$92,233

Pharmaceuticals 3.0%
Mead Johnson Nutrition Co., Class A (a)	4,267	132,960

Property & Casualty Insurance 4.0%
Berkshire Hathaway, Inc., Class B (a)	60	178,320

Railroads 5.3%
Burlington Northern Santa Fe Corp.	1,565	113,369
Canadian National Railway Co. (Canada)	2,739	119,037

		232,406

Real Estate Management & Development 3.4%
Brookfield Asset Management, Inc., Class A (Canada)	8,468	148,952

Restaurants 6.7%
McDonald’s Corp.	1,883	111,078
Starbucks Corp. (a)	12,731	183,199

		294,277

Soft Drinks 2.3%
Dr. Pepper Snapple Group, Inc. (a)	4,574	99,393

Tobacco 5.1%
British American Tobacco PLC — ADR (United Kingdom)	1,755	96,086
Philip Morris International, Inc.	2,967	126,513

		222,599

Total Long-Term Investments 97.5% (Cost $5,585,522)		4,288,490

Repurchase Agreements 2.7%
JPMorgan Chase & Co. ($111,609 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.18%, dated 05/29/09, to be sold on 06/01/09 at $111,611)		111,609

Van Kampen Core Growth Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($5,391 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/29/09, to be sold on 06/01/09 at $5,391)	$5,391

Total Repurchase Agreements 2.7% (Cost $117,000)	117,000

Total Investments 100.2% (Cost $5,702,522)	4,405,490

Foreign Currency 0.0% (Cost $273)	288

Liabilities in Excess of Other Assets (0.2%)	(8,095)

Net Assets 100.0%	$4,397,683

Percentages are calculated as a percentage of net assets.
Certain securities trading in foreign markets that close before the New York Stock Exchange have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. The total market value of these securities is $214,067.

(a) Non-income producing security.
ADR — American Depositary Receipt
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best

Van Kampen Core Growth Fund
Portfolio of Investments ▪ May 31, 2009 (Unaudited) continued
information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 –	quoted prices in active markets for identical investments

• Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Assets
Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$4,074,423
Level 2 — Other Significant Observable Inputs	331,067
Level 3 — Significant Unobservable Inputs	-0-

Total	$4,405,490

Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Equity Trust II

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	July 21, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	July 21, 2009